As filed with the Securities and Exchange Commission on May 24, 2007

File No. 333-45431/811-08629

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 53	☒

HARTFORD SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on June 22, 2007 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (Date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on January 31, 2007 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A for Hartford Series Fund, Inc. (the “Registrant”) is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 43 from May 25, 2007 to June 22, 2007.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of the Registrant under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on November 17, 2006 (“Amendment No. 43”).

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Amendment No. 43.

PART C

OTHER INFORMATION

Item 23.	Exhibits

	a.(i)	Articles of Incorporation (incorporated by reference to Initial Registration Statement filed on February 2, 1998)

	a.(ii)	Articles Supplementary, dated August 20, 2002 (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

	a.(iii)	Articles Supplementary, dated September 9, 2002 (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

	a.(iv)	Articles Supplementary, dated January 7, 2003 (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

	a.(v)	Articles Supplementary, dated June 10, 2003 (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

	a.(vi)	Articles of Amendment, dated October 1, 2003 (incorporated by reference to Post-Effective Amendment #28 filed on October 24, 2003)

	a.(vii)	Articles Supplementary, dated August 19, 2004 (incorporated by reference to Post-Effective Amendment #39 filed on February 17, 2005)

	a.(viii)	Articles Supplementary dated November 8, 2006 (incorporated by reference to Post-Effective Amendment #43 filed on November 17, 2006)

	b.	By-Laws (incorporated by reference to Post-Effective Amendment #25 filed on August 12,

2003)

c.	Not Applicable

d.(i)

Amended and Restated Investment Management Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund)

d.(ii)

First Amendment to Amended and Restated Investment Management Agreement (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund) (incorporated by reference to Post Effective Amendment #42 filed on April 26, 2006)

d.(iii)

Second Amendment to Amended and Restated Investment Management Agreement (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund) (incorporated by reference to Post-Effective Amendment #54 filed on April 30, 2007)

d.(iv)

Amended and Restated Investment Advisory Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund)

d.(v)

First Amendment to Amended and Restated Investment Advisory Agreement (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund) (to be filed by amendment)

d.(vi)

Amended and Restated Investment Management Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund)

d.(vii)

First Amendment to Amended and Restated Investment Management Agreement (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund) (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

d.(viii)

Second Amendment to Amended and Restated Investment Management Agreement (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund) (incorporated by reference to Post-Effective Amendment #54 filed on April 30, 2007)

d.(ix)

Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund)

d.(x)

Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global

Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund)

d.(xi)	First Amendment to Amended and Restated Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

d.(xii)

Second Amendment to Amended and Restated Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

d.(xiii)

First Amendment to Amended and Restated Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated August 28, 2002 (re: Hartford Capital Appreciation HLS Fund and Hartford Small Company HLS Fund) (incorporated by reference to Post Effective Amendment # 47 filed on February 14, 2007).

d.(xiv)

Amended and Restated Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford High Yield HLS Fund)

d.(xv)

Amendment Number 1 to Investment Services Agreement with Hartford Investment Management Company (Small Company HLS Fund) (incorporated by reference to Post-Effective Amendment #43 filed on November 17, 2006)

d.(xvi)	Amendment Number 2 to Investment Services Agreement with Hartford Investment Management Company (to be filed by amendment)

d.(xvii)

Amended and Restated Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund)

e.(i)	Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

e.(ii)	First Amendment to Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

e.(iii)	Second Amendment to Amended and Restated Principal Underwriting Agreement (to be filed by amendment)

f.	Not Applicable

g.(i)	Master Custodian Contract (incorporated by reference to Post-Effective Amendment #54 filed on April 30, 2007)

h.(i)	Amended and Restated Share Purchase Agreement – Hartford Life Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(ii)	Amended and Restated Share Purchase Agreement – Hartford Life and Annuity Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(iii)	Share Purchase Agreement – First Fortis Life Insurance Company (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

h.(iv)	Share Purchase Agreement – Fortis Benefits Insurance Company (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

h.(v)	Amended and Restated Administrative Services Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

h.(vi)	First Amendment to Amended and Restated Administrative Services Agreement (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

h.(vii)	Second Amendment to Amended and Restated Administrative Services Agreement (to be filed by amendment)

h.(viii)

Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(ix)

First Amendment to Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

h.(x)	Second Amendment to Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (to be filed by amendment)

h.(xi)	Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(xii)	Amendment Number 1 to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(xiii)	Second Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(xiv)	Third Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

i.	Opinion and Consent of Counsel (to be filed by amendment)

j.	Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

k.	Not Applicable

l.	Not Applicable

m.	Amended and Restated Rule 12b-1 Distribution Plan (to be filed by amendment)

n.	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 (to be filed by amendment)

o.	Not Applicable

p.(i)	Code of Ethics of HL Investment Advisors, LLC (incorporated by reference to Post-Effective Amendment #47 filed on February 14, 2007)

p.(ii)	Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #47 filed on February 14, 2007)

	p.(iii)	Code of Ethics of Hartford Securities Distribution Company, Inc. (incorporated by reference to Post-Effective Amendment #41 filed on February 14, 2006)

	p.(iv)	Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #41 filed on February 14, 2006)

	q.(i)	Power of Attorney dated February 7, 2007 (incorporated by reference to Post-Effective Amendment #47 filed on February 14, 2007)

Item 24.	Persons Controlled by or Under Common Control with Registrant

As of April 30, 2007, any persons directly or indirectly under common control with Hartford Series Fund, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Maryland corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 23, 2007.

Item 25.	Indemnification

The relevant portion of Article V of the Articles of Incorporation provides:

(f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

(g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

Name	Position with HL Investment Advisors, LLC	Other Business
Thomas M. Marra	President, CEO and Manager	President, Director and Chief Operating Officer of Hartford Life, Inc.(1) (“HL Inc.”)

John C. Walters	Executive Vice President and Manager	Executive Vice President and Director of Hartford Life Insurance Company(2) (“HLIC”)

Colleen B. Pernerewski	Chief Compliance Officer	Chief Compliance Officer of Separate Accounts of HLIC

John N. Giamalis	Senior Vice President and Treasurer	Senior Vice President and Treasurer of HL Inc.

Robert Arena	Senior Vice President	Senior Vice President of HLIC

Stephen T. Joyce	Senior Vice President	Director and Senior Vice President of HLIC

Edward P. Macdonald	Vice President, Chief Legal Officer and Secretary	Vice President and Chief Legal Officer of Hartford Investment Financial Services, LLC(3)

Thomas D. Jones	Vice President	Vice President of HLIC

Vernon Meyer	Vice President	Vice President of HLIC

Michael A. Mecca	Vice President	Senior Vice President of Hartford Investment Management Company(4) (“Hartford Investment Management”)

Todd G. Picken	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer of HLIC

Bruce D. Gardner	Assistant Vice President	Assistant Vice President HLIC

Catherine Marshall	Assistant Vice President	Assistant Vice President HLIC

Elizabeth L. Schroeder	Assistant Vice President	Assistant Vice President of HLIC

Diana Benken	Controller	Assistant Vice President HLIC

(1)	The principal business address for HL Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

(2)	The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.

(3)	The principal business address for Hartford Investment Financial Services, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.

(4)	The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.

Item 27.	Principal Underwriters

Hartford Securities Distribution Company, Inc. (“HSD”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

Hartford Series Fund, Inc.

Hartford HLS Series Fund II, Inc.

Hartford Life Insurance Company

Separate Account One
Separate Account Two
Separate Account Two (DC Variable Account I)
Separate Account Two (DC Variable Account II)
Separate Account Two (QP Variable Account)
Separate Account Two (Variable Account “A”)
Separate Account Two (NQ Variable Account)
Separate Account Ten
Separate Account Three
Separate Account Five
Separate Account Seven
Separate Account Eleven

	Hartford Life and Annuity Insurance Company	Separate Account One Separate Account Ten Separate Account Three Separate Account Five Separate Account Six Separate Account Seven

	Hart Life Insurance Company	Separate Account One Separate Account Two

	American Maturity Life Insurance Company	Separate Account AMLVA

Separate Account One

Servus Life Insurance Company	Separate Account One Separate Account Two

The Directors and principal officers of HSD and their position with the Registrant are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
John C. Walters	Chief Executive Officer, Director and President	Vice President

Thomas M. Marra	Chairman of the Board and Director	Director

Brian Murphy	Director	None

Diana Benken	Chief Financial Officer Controller/FINOP	None

William D. Wilcox	AML Compliance Officer Chief Legal Officer Secretary	None

Robert Arena	Senior Vice President/Business Line Principal	Vice President

James Davey	Senior Vice President/Business Line Principal	None

Peter Delehanty	Senior Vice President/IIP Marketing	None

John N. Giamalis**	Treasurer	None

Stephen T. Joyce	Senior Vice President/Business Line Principal	None

Kenneth A. McCullum	Senior Vice President	None

Kevin J. Kirk***	Vice President	None

Vernon Meyer	Vice President	Vice President

Peter J. Michalik	Vice President/Operations	None

Jamie Ohl	Vice President/Distribution	None

Scott R. Sanderson	Vice President/Marketing	None

Martin A. Swanson	Vice President/Marketing	None

Diane E. Tatelman	Vice President	None

Todd G. Picken**	Assistant Treasurer	None

Richard E. Cady	Assistant Vice President	None

Susan M. Hess	Assistant Vice President	None

Alice Longworth	Assistant Vice President	None

Elizabeth Schroeder	Assistant Vice President	None

Jeffrey T. Coghan	Assistant Vice President	None

Dawn M. Cormier	Assistant Vice President	None

Sarah J. Harding	Assistant Secretary	None

Glen J. Kvadus	Assistant Secretary	None

Patricia A. Lavoie	Assistant Secretary	None

*	Unless otherwise indicated, principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
**	Principal business address is Hartford Plaza, Hartford, CT 06115.
***	Principal business address is 50 Glenlake Parkway, Atlanta, GA 30328.

Item 28.	Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant’s transfer agent, Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089. Registrant’s financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 24th day of May, 2007.

HARTFORD SERIES FUND, INC.

By:	/s/ David M. Znamierowski
David M. Znamierowski
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David M. Znamierowski	President, Chief Executive Officer & Director	May 24, 2007
David M. Znamierowski

/s/ Tamara L. Fagely	Controller & Treasurer (Chief Accounting	May 24, 2007
Tamara L. Fagely	Officer & Chief Financial Officer)

*	Director	May 24, 2007
Lynn S. Birdsong

*	Chairman of the Board and Director	May 24, 2007
Robert M. Gavin, Jr.

*	Director	May 24, 2007
Duane E. Hill

*	Director	May 24, 2007
Sandra S. Jaffee

*	Director	May 24, 2007
William P. Johnston

*	Director	May 24, 2007
Lemma W. Senbet

*	Director	May 24, 2007
Thomas M. Marra

*	Director	May 24, 2007
Phillip O. Peterson

*	Director	May 24, 2007
Lowndes A. Smith

/s/ Edward P. Macdonald	May 24, 2007

* By Edward P. Macdonald
Attorney-in-fact

*

Pursuant to Power of Attorney dated February 7, 2007, and incorporated by reference from Post-Effective Amendment No. 47 to the registration statement of Hartford Series Fund, Inc. SEC File No. 333-45431/811-08629, filed February 14, 2007.